Operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating expense [Abstract]
Voyage Expenses	Voyage expenses
(Dollars in thousands)	2022	2021	2020
Bunkers	$154,182	$72,925	$106,104
Other voyage related expenses	31,320	19,480	34,460
Total voyage expenses	$185,502	$92,405	$140,564

Vessel Operating Expenses	Vessel operating expenses
(Dollars in thousands)	2022	2021	2020
Operating expenses	$67,846	$71,609	$75,944
Insurance	5,963	6,198	6,244
Total vessel operating expenses	$73,809	$77,807	$82,188

General and Administrative Expenses
General and administrative expenses

(Dollars in thousands)	2022	2021	2020
Total compensation to employees and Directors	$11,763	$11,890	$14,163
Office and administrative expenses	3,818	3,351	2,413
Audit, legal and consultancy	1,308	1,325	1,313
Total general and administrative expenses	$16,889	$16,565	$17,890

Stock Compensation Series
Stock compensation series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
(1) Granted January 2019, restricted shares	360,000	3 years	$4.25
(2) Granted January 2019, restricted shares	200,000	3 years	3.04
(3) Granted March 2019, restricted shares	210,000	1 year	4.60
(4) Granted January 2020, restricted shares	460,000	3 years	8.22
(5) Granted January 2020, restricted shares	150,000	1 year	8.22
(6) Granted January 2020, restricted shares	200,000	1 year	3.56
(7) Granted January 2021, restricted shares	579,100	3 years	5.52
(8) Granted January 2021, restricted shares	175,000	1 year	5.52
(9) Granted January 2021, restricted shares	119,900	3 years	3.22
(10) Granted January 2022, restricted shares	175,000	1 year	5.38
(11) Granted January 2022, restricted shares	573,359	3 years	5.30
(12) Granted January 2022, restricted shares	124,594	3 years	$4.29

Reconciliation of Outstanding Restricted Common Stock
The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2019	560,000
Granted	810,000
Exercised [1]	550,002
Forfeited	-
Outstanding at December 31, 2020	819,998

Outstanding at December 31, 2020	819,998
Granted	874,000
Exercised [1]	733,133
Forfeited	-
Outstanding at December 31, 2021	960,865

Outstanding at December 31, 2021	960,865
Granted	872,953
Exercised [1]	800,723
Forfeited	149,400
Outstanding at December 31, 2022	883,695

[1]    Does not include shares in lieu of dividends

Stock Compensation Expenses	Stock compensation expenses
(Dollars in thousands)	2022	2021	2020
Expense recognized from stock compensation	$4,211	$4,371	$4,792

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2022	2021	2020
Cash compensation	$2,648	$5,050	$3,897
Pension cost	165	219	206
Share compensation [1]	3,316	3,508	4,364
Total remuneration	$6,129	$8,776	$8,466

[1]     Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives

	2022	2021	2020
Directors and Executives as a group [1]	1,908,331	2,958,894	2,303,011

[1]    Includes 595,832 (2021: 725,665, 2020: 619,998) shares of restricted stock subject to vesting conditions.

Prepaid Expenses	Prepaid expenses
(Dollars in thousands)	2022	2021
Prepaid voyage expenses	$5,678	$2,959
Prepaid vessel operating expenses	2,216	1,828
Other	2,655	1,375
Total prepaid expenses	$10,550	$6,162